Business And Summary Of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2015
Business And Summary Of Significant Accounting Policies [Abstract]
Basis of Financial Information

Basis of Financial Information

The accounting and financial reporting policies of CIT Group Inc. conform to generally accepted accounting principles (“GAAP”) in the United States and the preparation of the consolidated financial statements is in conformity with GAAP which requires management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates and assumptions. Some of the more significant estimates include: allowance for loan losses, loan impairment, fair value determination, lease residual values, liabilities for uncertain tax positions, realizability of deferred tax assets, purchase accounting adjustments, indemnification assets, goodwill, intangible assets, and contingent liabilities. Additionally where applicable, the policies conform to accounting and reporting guidelines prescribed by bank regulatory authorities.

Principles Of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include financial information related to CIT Group Inc. and its majority-owned subsidiaries and those variable interest entities (“VIEs”) where the Company is the primary beneficiary (“PB”).

In preparing the consolidated financial statements, all significant inter-company accounts and transactions have been eliminated. Assets held in an agency or fiduciary capacity are not included in the consolidated financial statements.

The results for the year ended December 31, 2015 contain activity of OneWest Bank for approximately five months, therefore they are not necessarily indicative of the results expected for a full year.

Discontinued Operations

Discontinued Operations

The Financial Freedom business, a division of CIT Bank (formerly a division of OneWest Bank) that services reverse mortgage loans, was acquired in conjunction with the OneWest Transaction.   Pursuant to ASC 205-20, as amended by ASU 2014-08, the Financial Freedom business is reflected as discontinued operations as of the August 3, 2015 acquisition date and as of December 31, 2015. The business includes the entire third party servicing of reverse mortgage operations, which consist of personnel, systems and servicing assets. The assets of discontinued operations primarily include Home Equity Conversion Mortgage (“HECM”) loans and servicing advances. The liabilities of discontinued operations include reverse mortgage servicing liabilities, which relates primarily to loans serviced for Fannie Mae, secured borrowings and contingent liabilities. Unrelated to the Financial Freedom business, continuing operations includes a portfolio of reverse mortgages, which is maintained in the Consumer and Community Banking segment.

In addition to the servicing rights, discontinued operations reflect HECM loans, which were pooled and securitized in the form of GNMA HMBS and sold into the secondary market with servicing retained.  These HECM loans are insured by the Federal Housing Administration (“FHA”).  Based upon the structure of the GNMA HMBS securitization program, the Company has determined that the HECM loans transferred into the program had not met all of the requirements for sale accounting and therefore, has accounted for these transfers as a financing transaction.  Under a financing transaction, the transferred loans remain on the Company’s statement of financial position and the proceeds received are recorded as a secured borrowing.

On April 25, 2014, the Company completed the sale of the student lending business, along with certain secured debt and servicing rights. As a result, the student lending business is reported as a discontinued operation for the year ended December 31, 2014.

Discontinued Operations are discussed in Note 2 —– Acquisition and Disposition Activities.

Financing And Leasing Assets

Financing and Leasing Assets

CIT extends credit to commercial customers through a variety of financing arrangements including term loans, revolving credit facilities, capital (direct finance) leases and operating leases.  With the addition of OneWest Bank, CIT now also extends credit through consumer loans, including residential mortgages and home equity loans, and has a portfolio of reverse mortgages. The amounts outstanding on term loans, consumer loans, revolving credit facilities and capital leases are referred to as finance receivables. In certain instances, we use the term “Loans” synonymously, as presented on the balance sheet. These finance receivables, when combined with Assets held for sale (“AHFS”) and Operating lease equipment, net are referred to as financing and leasing assets.

It is CIT’s expectation that the majority of the loans and leases originated will be held for the foreseeable future or until maturity. In certain situations, for example to manage concentrations and/or credit risk or where returns no longer meet specified targets, some or all of certain exposures are sold. Loans for which the Company has the intent and ability to hold for the foreseeable future or until maturity are classified as held for investment (“HFI”). If the Company no longer has the intent or ability to hold loans for the foreseeable future, then the loans are transferred to AHFS. Loans originated with the intent to resell are classified as AHFS.

Loans originated and classified as HFI are recorded at amortized cost. Loan origination fees and certain direct origination costs are deferred and recognized as adjustments to interest income over the contractual lives of the related loans. Unearned income on leases and discounts and premiums on loans purchased are amortized to interest income using the effective interest method. For loans classified as AHFS, the amortization of discounts and premiums on loans purchased and unearned income ceases. Direct financing leases originated and classified as HFI are recorded at the aggregate future minimum lease payments plus estimated residual values less unearned finance income. Management performs periodic reviews of estimated residual values, with other than temporary impairment (“OTTI”) recognized in current period earnings.

If it is determined that a loan should be transferred from HFI to AHFS, then the loan is transferred at the lower of cost or fair value. At the time of transfer, a write-down of the loan is recorded as a charge-off when the carrying amount exceeds fair value and the difference relates to credit quality, otherwise the write-down is recorded as a reduction to Other Income, and any allowance for loan loss is reversed. Once classified as AHFS, the amount by which the carrying value exceeds fair value is recorded as a valuation allowance and is reflected as a reduction to Other Income.

If it is determined that a loan should be transferred from AHFS to HFI, the loan is transferred at the lower of cost or fair value on the transfer date, which coincides with the date of change in management’s intent. The difference between the carrying value of the loan and the fair value, if lower, is reflected as a loan discount at the transfer date, which reduces its carrying value. Subsequent to the transfer, the discount is accreted into earnings as an increase to interest income over the life of the loan using the effective interest method.

Operating lease equipment is carried at cost less accumulated depreciation. Operating lease equipment is depreciated to its estimated residual value using the straight-line method over the lease term or estimated useful life of the asset. Where management’s intention is to sell the equipment received at the end of a lease, these are marked to the lower of cost or fair value and classified as AHFS. Depreciation is stopped on these assets and any further marks to lower of cost or fair value are recorded in Other Income. Equipment received at the end of the lease is marked to the lower of cost or fair value with the adjustment recorded in Other Income.

In the operating lease portfolio, maintenance costs incurred that exceed maintenance funds collected for commercial aircraft are expensed if they do not provide a future economic benefit and do not extend the useful life of the aircraft. Such costs may include costs of routine aircraft operation and costs of maintenance and spare parts incurred in connection with re-leasing an aircraft and during the transition between leases. For such maintenance costs that are not capitalized, a charge is recorded in expense at the time the costs are incurred. Income recognition related to maintenance funds collected and not used during the life of the lease is deferred to the extent management estimates costs will be incurred by subsequent lessees performing scheduled maintenance. Upon the disposition of an aircraft, any excess maintenance funds that exist are recognized in Other Income.

Loans acquired in the OneWest Transaction were initially recorded at their fair value on the acquisition date. For loans that were not considered credit impaired at the date of acquisition and for which cash flows were evaluated based on contractual terms, a premium or discount was recorded, representing the difference between the unpaid principal balance and the fair value. The discount or premium is accreted or amortized to earnings using the effective interest method as a yield adjustment over the remaining contractual terms of the loans and is recorded in Interest Income. If the loan is prepaid, the remaining discount or premium will be recognized in Interest Income. If the loan is sold, the remaining discount will be considered in the resulting gain or loss on sale. If the loan is subsequently classified as non-accrual, or transferred to AHFS, accretion / amortization of the discount (premium) will cease.

For loans that were purchased with evidence of credit quality deterioration since origination, the discount recorded includes accretable and non-accretable components.

For purposes of income recognition, and consistent with valuation models across loan portfolios, the Company has elected to not take a position on the movement of future interest rates in the model. If interest rates rise, the loans will generate higher income. If rates fall, the loans will generate lower income.

Purchased Credit-Impaired Loans

Loans accounted for as purchased credit-impaired loans (“PCI loans”) are accounted for in accordance with ASC 310-30 Loans and Debt Securities Acquired with Deteriorated Credit Quality (“ASC 310-30”).  PCI loans were determined as of the date of purchase to have evidence of credit quality deterioration, which make it probable that the Company will be unable to collect all contractually required payments (principal and interest).  Evidence of credit quality deterioration as of the purchase date may include past due status, recent borrower credit scores, credit rating (probability of obligor default) and recent loan-to-value ratios.

Commercial PCI loans are accounted for as individual loans. Conversely, consumer PCI loans with similar common risk characteristics are pooled together for accounting purposes (i.e., into one unit of account). Common risk characteristics consist of similar credit risk (e.g., delinquency status, loan-to-value, or credit risk rating) and at least one other predominant risk characteristic (e.g., loan type, collateral type, interest rate index, date of origination or term). For pooled loans, each pool is accounted for as a single asset with a single composite interest rate and an aggregate expectation of cash flows for the pool.

At acquisition, the PCI loans were initially recorded at estimated fair value, which is determined by discounting each commercial loan’s or consumer pool’s principal and interest cash flows expected to be collected using a discount rate for similar instruments with adjustments that management believes a market participant would consider. The Company estimated the cash flows expected to be collected at acquisition using internal credit risk and prepayment risk models that incorporate management’s best estimate of current key assumptions, such as default rates, loss severity and prepayment speeds of the loan.

For both commercial PCI loans (evaluated individually) and consumer PCI loans (evaluated on a pool basis), an accretable yield is measured as the excess of the cash flows expected to be collected, estimated at the acquisition date, over the recorded investment (estimated fair value at acquisition) and is recognized in interest income over the remaining life of the loan, or pool of loans, on an effective yield basis. The difference between the cash flows contractually required to be paid (principal and interest), measured as of the acquisition date, over the cash flows expected to be collected is referred to as the non-accretable difference.

Subsequent to acquisition, the estimates of the cash flows expected to be collected are evaluated on a quarterly basis for both commercial PCI loans (evaluated individually) and consumer PCI loans (evaluated on a pool basis). During each subsequent reporting period, the cash flows expected to be collected shall be reviewed but will be revised only if it is deemed probable that a significant change has occurred. Probable and significant decreases in expected cash flows as a result of further credit deterioration result in a charge to the provision for credit losses and a corresponding increase to the allowance for loan losses. Probable and significant increases in cash flows expected to be collected due to improved credit quality result in recovery of any previously recorded allowance for loan losses, to the extent applicable, and an increase in the accretable yield applied prospectively for any remaining increase. The accretable yield is affected by revisions to previous expectations that result in an increase in expected cash flows, changes in interest rate indices for variable rate PCI loans, changes in prepayment assumptions and changes in expected principal and interest payments and collateral values. The Company assumes a flat forward interest curve when analyzing future cash flows for the mortgage loans. Changes in expected cash flows caused by changes in market interest rates are recognized as adjustments to the accretable yield on a prospective basis.

Resolutions of loans may include sales to third parties, receipt of payments in settlement with the borrower, or foreclosure of the collateral.  Upon resolution, the Company’s policy is to remove an individual consumer PCI loan from the pool at its carrying amount. Any difference between the loans carrying amount and the fair value of the collateral or other assets received does not affect the percentage yield calculation used to recognize accretable yield on the pool.  This removal method assumes that the amount received from these resolutions approximates the pool performance expectations of cash flows. The accretable yield percentage is unaffected by the resolution. Modifications or refinancing of loans accounted for within a pool do not result in the removal of those loans from the pool; instead, the revised terms are reflected in the expected cash flows within the pool of loans.

Reverse Mortgages

Reverse mortgage loans, which were recorded at fair value on the acquisition date, are contracts in which a homeowner borrows against the equity in their home and receives cash in one lump sum payment, a line of credit, fixed monthly payments for either a specific term or for as long as the homeowner lives in the home or a combination of these options. Reverse mortgages feature no recourse to the borrower, no required repayment during the borrower’s occupancy of the home (as long as the borrower complies with the terms of the mortgage), and, in the event of foreclosure, a repayment amount that cannot exceed the lesser of either the unpaid principal balance of the loan or the proceeds recovered upon sale of the home. The mortgage balance consists of cash advanced, interest compounded over the life of the loan, capitalized mortgage insurance premiums, and other servicing advances capitalized into the loan.

Revenue Recognition

Revenue Recognition

Interest income on HFI loans is recognized using the effective interest method or on a basis approximating a level rate of return over the life of the asset. Interest income includes components of accretion of the fair value discount on loans and lease receivables recorded in connection with Purchase Accounting Adjustments (“PAA”) and to a lesser extent Fresh Start Accounting (“FSA”) adjustments that were applied as of December 31, 2009, (the Convenience Date), all of which are accreted using the effective interest method as a yield adjustment over the remaining contractual term of the loan and recorded in interest income. If the loan is subsequently classified as AHFS, accretion (amortization) of the discount (premium) will cease.  See Purchase Accounting Adjustments in Note 2 —  Acquisition and Disposition Activities further in this section.

Uninsured reverse mortgages in continuing operations that were determined to be non-PCI are accounted for in accordance with the instructions provided by the staff of the Securities and Exchange Commission (“SEC”) entitled “Accounting for Pools of Uninsured Residential Reverse Mortgage Contracts.”  For these uninsured reverse mortgages, the Company has determined that as a result of the similarities between both the reverse mortgage borrowers’ demographics and the terms of the reverse mortgage loan contracts, these reverse mortgages are accounted for at the pool level. To determine the effective yield of the pool, we project the pool’s cash inflows and outflows including actuarial projections of the life expectancy of the individual contract holder and changes in the collateral value of the residence are projected. At each reporting date, a new economic forecast is made of the cash inflows and outflows for the population of reverse mortgages. Projections of cash flows assume the use of flat forward rate interest curves. The effective yield of the pool is recomputed and income is adjusted to retrospectively reflect the revised rate of return. Because of this accounting, the recorded value of reverse mortgage loans and interest income can result in significant volatility associated with the estimates. As a result, income recognition can vary significantly from period to period. The pool method of accounting results in the establishment of an Actuarial Valuation Allowance (“AVA”) related to the deferral of net gains from loans exiting the pool. The AVA is a component of the net book value of the portfolio and has the ability to absorb potential collectability short-falls.

Insured reverse mortgages included in continuing operations were determined to be PCI, even though these loans are HECMs insured by the Federal Housing Administration, based on management’s consideration of the loan’s loan-to-value (“LTV”) and its relationship to the loan’s Maximum Claim Amount.  As such, based on the guidance in ASC 310-30, revenue recognition and income measurement for these loans is based on expected rather than contractual cash flows; and, the fair value adjustment on these loans included both accretable and non-accretable components.

Rental revenue on operating leases is recognized on a straight line basis over the lease term and is included in Non-interest Income. Intangible assets were recorded during PAA related to acquisitions completed by the Company and FSA to adjust the carrying value of above or below market operating lease contracts to their fair value. The FSA related adjustments (net) are amortized into rental income on a straight line basis over the remaining term of the respective lease.

The recognition of interest income (including accretion) on Loans is suspended and an account is placed on non-accrual status when, in the opinion of management, full collection of all principal and interest due is doubtful. To the extent the estimated cash flows, including fair value of collateral, does not satisfy both the principal and accrued interest outstanding, accrued but uncollected interest at the date an account is placed on non-accrual status is reversed and charged against interest income. Subsequent interest received is applied to the outstanding principal balance until such time as the account is collected, charged-off or returned to accrual status. Loans that are on cash basis non-accrual do not accrue interest income; however, payments designated by the borrower as interest payments may be recorded as interest income. To qualify for this treatment, the remaining recorded investment in the loan must be deemed fully collectable.

The recognition of interest income (including accretion) on consumer mortgages and small ticket commercial loans and lease receivables is suspended and all previously accrued but uncollected revenue is reversed, when payment of principal and/or interest is contractually delinquent for 90 days or more. Accounts, including accounts that have been modified, are returned to accrual status when, in the opinion of management, collection of remaining principal and interest is reasonably assured, and there is a sustained period of repayment performance for a minimum of six months.

Due to the nature of reverse mortgages, these loans do not contain a contractual due date or regularly scheduled payments, and therefore are not included in delinquency and non-accrual reporting. The recognition of interest income on reverse mortgages is suspended upon the latter of the foreclosure sale date or date on which marketable title has been acquired (i.e. property becomes OREO).

The Company periodically modifies the terms of finance receivables in response to borrowers’ financial difficulties. These modifications may include interest rate changes, principal forgiveness or payment deferments. Finance receivables that are modified, where a concession has been made to the borrower, are accounted for as Troubled Debt Restructurings (“TDRs”). TDRs are generally placed on non-accrual upon their restructuring and remain on non-accrual until, in the opinion of management, collection of remaining principal and interest is reasonably assured, and upon collection of six consecutive scheduled payments.

PCI loans in pools that the Company may modify as TDRs are not within the scope of the accounting guidance for TDRs.

Allowance For Loan Losses On Finance Receivables

Allowance for Loan Losses on Finance Receivables

The allowance for loan losses is intended to provide for credit losses inherent in the HFI loan and lease receivables portfolio and is periodically reviewed for adequacy. The allowance for loan losses is determined based on three key components: (1) specific allowances for loans that are impaired, based upon the value of underlying collateral or projected cash flows, or observable market price, (2) non-specific allowances for estimated losses inherent in the portfolio based upon the expected loss over the loss emergence period, and (3) allowances for estimated losses inherent in the portfolio based upon economic risks, industry and geographic concentrations, and other factors. Changes to the Allowance for Loan Losses are recorded in the Provision for Credit Losses.

Determining an appropriate allowance for loan losses requires significant judgment that may change based on management’s ongoing process in analyzing the credit quality of the Company’s HFI loan portfolio.

Finance receivables are divided into the following portfolio segments, which correspond to the Company’s business segments: Commercial Banking; Transportation Finance, Consumer and Community Banking and Non-Strategic Portfolios (“NSP”). Within each portfolio segment, credit risk is assessed and monitored in the following classes of loans; within Commercial Banking, Commercial Finance, Real Estate Finance, and Business Capital, and within Transportation Finance, Aerospace, Rail, and Maritime Finance. There is also a portfolio of small business loans that resides in Consumer and Community Banking, which, when included with Commercial Banking, Transportation Finance and NSP, are collectively referred to as Commercial Loans. Within Consumer and Community Banking, classes include LCM and Other Consumer Lending, and when excluding the portfolio of small business loans, collectively referred to as Consumer Loans. The allowance is estimated based upon the finance receivables in the respective class.

For each portfolio, impairment is generally measured individually for larger non-homogeneous loans (finance receivables of $500 thousand or greater) and collectively for groups of smaller loans with similar characteristics or for designated pools of  PCI  loans based on decreases in cash flows expected to be collected subsequent to acquisition.

Loans acquired in the OneWest Transaction were initially recorded at estimated fair value at the time of acquisition. Expected credit losses were included in the determination of estimated fair value, no allowance was established on the acquisition date.

Allowance Methodology

Allowance Methodology

Commercial Loans

With respect to commercial portfolios, the Company monitors credit quality indicators, including expected and historical losses and levels of, and trends in, past due loans, non-performing assets and impaired loans, collateral values and economic conditions. Commercial loans are graded according to the Company’s internal rating system with respect to probability of default and loss given default (severity) based on various risk factors. The non-specific allowance is determined based on the estimated probability of default, which reflects the borrower’s financial strength, and the severity of loss in the event of default, considering the quality of the underlying collateral. The probability of default and severity are derived through historical observations of default and subsequent losses within each risk grading.

A specific allowance is also established for impaired commercial loans and commercial loans modified in a TDR.  Refer to the Impairment of Finance Receivables section of this Note for details.

Consumer Loans

For residential mortgages, the Company develops a loss reserve factor by deriving the projected lifetime losses then adjusting for losses expected to be specifically identified within the loss emergence period. The key drivers of the projected lifetime losses include the type of loan, type of product, delinquency status of the underlying loans, loan-to-value and/or debt-to-income ratios, geographic location of the collateral, and any guarantees.

For uninsured reverse mortgage loans in continuing operations, an allowance is established if the Company is likely to experience losses on the disposition of the property that are not reflected in the recorded investment, including the AVA, as the source of repayment of the loan is tied to the home’s collateral value alone.  A reverse mortgage matures when one of the following events occur:  1) the property is sold or transferred, 2) the last remaining borrower dies, 3) the property ceases to be the borrower’s principal residence, 4) the borrower fails to occupy the residence for more than 12 consecutive months or 5) the borrower defaults under the terms of the mortgage or note.  A maturity event other than death is also referred to as a mobility event. The level of any required allowance for loan losses on reverse mortgage loans is based on the Company’s estimate of the fair value of the property at the maturity event based on current conditions and trends. The allowance for loan losses assessment on uninsured reverse mortgage loans is performed on a pool basis and is based on the Company’s estimate of the future fair value of the properties at the maturity event based on current conditions and trends.

Other Allowance Factors

If commercial or consumer loan losses are reimbursable by the FDIC under the loss sharing agreement, the recorded provision is partially offset by any benefit expected to be derived from the related indemnification asset subject to management’s assessment of the collectability of the indemnification asset and any contractual limitations on the indemnified amount. See Indemnification Assets later in this section.

With respect to assets transferred from HFI to AHFS, a charge-off is recognized to the extent carrying value exceeds the fair value and the difference relates to credit quality.

An approach similar to the allowance for loan losses is utilized to calculate a reserve for losses related to unfunded loan commitments along with deferred purchase commitments associated with the Company’s factoring business. A reserve for unfunded loan commitments is maintained to absorb estimated probable losses related to these facilities. The adequacy of the reserve is determined based on periodic evaluations of the unfunded credit facilities, including an assessment of the probability of commitment usage, credit risk factors for loans outstanding to these same customers, and the terms and expiration dates of the unfunded credit facilities. The reserve for unfunded loan commitments is recorded as a liability on the Consolidated Balance Sheet. Net adjustments to the reserve for unfunded loan commitments are included in the provision for credit losses.

The allowance policies described above relate to specific and non-specific allowances, and the impaired finance receivables and charge-off policies that follow are applied across the portfolio segments and loan classes therein. Given the nature of the Company’s business, the specific allowance is largely related to the Commercial Banking and NSP segments. The non-specific allowance, which considers the Company’s internal system of probability of default and loss severity ratings for commercial loans, among other factors, is applicable to both commercial and consumer portfolios. Additionally, divisions in Commercial Banking and Consumer and Community Banking segments also utilize methodologies under ASC 310-30 for PCI loans, as discussed below.

PCI Loans

See Purchased Credit-Impaired Loans in Financing and Leasing Assets for description of allowance factors.

Past Due And Non-Accrual Loans

Past Due and Non-Accrual Loans

A loan is considered past due for financial reporting purposes if default of contractual principal or interest exists for a period of 30 days or more. Past due loans consist of both loans that are still accruing interest as well as loans on non-accrual status.

Loans are placed on non-accrual status when the financial condition of the borrower has deteriorated and payment in full of principal or interest is not expected or the scheduled payment of principal and interest has been delinquent for 90 days or more, unless the loan or finance lease is both well secured and in the process of collection.

PCI loans are written down at acquisition to their fair value using an estimate of cash flows deemed to be probable of collection. Accordingly, such loans are no longer classified as past due or non-accrual even though they may be contractually past due because we expect to fully collect the new carrying values of these loans.  Due to the nature of reverse mortgage loans (i.e., there are no required contractual payments due from the borrower), they are considered current for purposes of past due reporting and are excluded from reported non-accrual loan balances.

When a loan is placed on non-accrual status, all previously accrued but uncollected interest is reversed.  All future interest accruals, as well as amortization of deferred fees, costs, purchase premiums or discounts are suspended.  Where there is doubt as to the recoverability of the original outstanding investment in the loan, the cost recovery method is used and cash collected first reduces the carrying value of the loan.  Otherwise, interest income may be recognized to the extent cash is collected.

Impairment Of Finance Receivables

Impairment of Finance Receivables

Impairment occurs when, based on current information and events, it is probable that CIT will be unable to collect all amounts due according to contractual terms of the agreement. Impairment is measured as the shortfall between estimated value and recorded investment in the finance receivable, with the estimated value determined using fair value of collateral and other cash flows if the finance receivable is collateralized, the present value of expected future cash flows discounted at the contract’s effective interest rate, or observable market prices.

Impaired finance receivables of $500 thousand or greater that are placed on non-accrual status, largely in Commercial Finance, Real Estate Finance, Business Capital, Aerospace and NSP, are subject to periodic individual review by the Company’s problem loan management (“PLM”) function. The Company excludes certain loan and lease portfolios from its impaired finance receivables disclosures as charge-offs are typically determined and recorded for such loans beginning at 90-180 days of contractual delinquency. These include small-ticket loan and lease receivables, largely in Business Capital and NSP, and consumer loans, including single family residential mortgages, in Consumer and Community Banking that have not been modified in a TDR, as well as short-term factoring receivables in Business Capital.

Charge-Off Of Finance Receivables

Charge-off of Finance Receivables

Charge-offs on loans are recorded after considering such factors as the borrower’s financial condition, the value of underlying collateral and guarantees (including recourse to dealers and manufacturers), and the status of collection activities. Such charge-offs are deducted from the carrying value of the related finance receivables. This policy is largely applicable in the loan classes within Commercial Banking and Transportation Finance. In general, charge-offs of large ticket commercial loans ($500 thousand or greater) are determined based on the facts and circumstances related to the specific loan and the underlying borrower and the use of judgment by the Company.  Charge-offs of small ticket commercial finance receivables are recorded beginning at 90-150 days of contractual delinquency.  Charge-offs of Consumer loans are recorded beginning at 120 days of delinquency. The value of the underlying collateral will be considered when determining the charge-off amount if repossession is assured and in process.

Charge-offs on loans originated are reflected in the provision for credit losses. Charge-offs are recognized on consumer loans for which losses are reimbursable under loss sharing agreements with the FDIC, with a provision benefit recorded to the extent applicable via an increase to the related indemnification asset. In the event of a partial charge-off on loans with a PAA, the charge-off is first allocated to the respective loan’s discount. Then, to the extent the charge-off amount exceeds such discount, a provision for credit losses is recorded. Collections on accounts charged off in the post- acquisition or post-emergence periods are recorded as recoveries in the provision for credit losses. Collections on accounts that exceed the balance recorded at the date of acquisition are recorded as recoveries in other income. Collections on accounts previously charged off prior to transfer to AHFS are recorded as recoveries in other income.

Impairment Of Long-Lived Assets

Impairment of Long-Lived Assets

A review for impairment of long-lived assets, such as operating lease equipment, is performed at least annually or when events or changes in circumstances indicate that the carrying amount of long-lived assets may not be recoverable. Impairment of assets is determined by comparing the carrying amount to future undiscounted net cash flows expected to be generated. If an asset is impaired, the impairment is the amount by which the carrying amount exceeds the fair value of the asset. Fair value is based upon discounted cash flow analysis and available market data. Current lease rentals, as well as relevant and available market information (including third party sales for similar equipment and published appraisal data), are considered both in determining undiscounted future cash flows when testing for the existence of impairment and in determining estimated fair value in measuring impairment. Depreciation expense is adjusted when the projected fair value at the end of the lease term is below the projected book value at the end of the lease term. Assets to be disposed of are included in AHFS in the Consolidated Balance Sheet and reported at the lower of the cost or fair market value less disposal costs (“LOCOM”).

Securities Purhcased Under Resale Agreements

Securities Purchased Under Resale Agreements

Securities purchased under agreements to resell (reverse repos) generally do not constitute a sale or purchase of the underlying securities for accounting purposes and, therefore are treated as collateralized financing transactions. These agreements are recorded at the amounts at which the securities were acquired. See Note 13 — Fair Value for discussion of fair value. The Company’s reverse repos are short-term securities secured by the underlying collateral, which, along with the cash investment, are maintained by a third-party.

CIT’s policy is to obtain collateral with a market value in excess of the principal amount under resale agreements. To ensure that the market value of the underlying collateral remains sufficient, the collateral is valued on a daily basis. Collateral typically consists of government-agency securities, corporate bonds and mortgage-backed securities.

These securities financing agreements give rise to minimal credit risk as a result of the collateral provisions, therefore no allowance is considered necessary. In the event of counterparty default, the financing agreement provides the Company with the right to liquidate the collateral held. Interest earned on these financing agreements is included in other interest and dividends in the statement of income.

Investments

Investments

Investments in debt securities and equity securities that have readily determinable fair values not classified as trading securities, investment securities carried at fair value with changes recorded in net income, or as held-to-maturity (“HTM”) securities are classified as available-for-sale (“AFS”) securities. Debt and equity securities classified as AFS are carried at fair value with changes in fair value reported in accumulated other comprehensive income (“AOCI”), a component of stockholders’ equity, net of applicable income taxes. Credit-related declines in fair value that are determined to be OTTI are immediately recorded in earnings. Realized gains and losses on sales are included in other income on a specific identification basis, and interest and dividend income on AFS securities is included in other interest and dividends.

Debt securities classified as HTM represent securities that the Company has both the ability and the intent to hold until maturity, and are carried at amortized cost. Interest on such securities is included in other interest and dividends.

Debt and marketable equity security purchases and sales are recorded as of the trade date.

Mortgage-backed security investments acquired in the OneWest Transaction were originally recorded at their fair value on the acquisition date and classified as either securities AFS or securities carried at fair value with changes recorded in net income. Debt securities classified as AFS that had evidence of credit deterioration as of the acquisition date and for which it was probable that the Company would not collect all contractually required principal and interest payments were classified as PCI debt securities. Subsequently, the accretable yield (based on the cash flows expected to be collected in excess of the recorded investment or fair value) is accreted to interest income using an effective interest method pursuant to ASC 310-30 for PCI securities and securities carried at fair value with changes recorded in net income.  The Company uses a flat interest rate forward curve for purposes of applying the effective interest method to PCI securities. On a quarterly basis, the cash flows expected to be collected are reviewed and updated. The expected cash flow estimates take into account relevant market and economic data as of the end of the reporting period including, for example, for securities issued in a securitization, underlying loan-level data, and structural features of the securitization, such as subordination, excess spread, overcollateralization or other forms of credit enhancement. OTTI with credit-related losses are recognized as permanent write-downs, while other changes in expected cash flows (e.g., significant increases and contractual interest rate changes) are recognized through a revised accretable yield in subsequent periods. The non-accretable discount is recorded as a reduction to the investments and will be reclassified to accretable discount should expected cash flows improve or used to absorb incurred losses as they occur.

Equity securities without readily determinable fair values are generally carried at cost or the equity method of accounting and periodically assessed for OTTI, with the net asset values reduced when impairment is deemed to be other-than-temporary. Equity method investments are recorded at cost, adjusted to reflect the Company’s portion of income, loss or dividend of the investee. All other non-marketable equity investments are carried at cost and periodically assessed for OTTI.

Evaluating Investments for OTTI

An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis. Unrealized losses that are determined to be temporary in nature are recorded, net of tax, in AOCI for AFS securities, while such losses related to HTM securities are not recorded, as these investments are carried at their amortized cost. Unrealized losses on securities carried at fair value would be recorded through earnings as part of the total change in fair value.

The Company conducts and documents periodic reviews of all securities with unrealized losses to evaluate whether the impairment is other than temporary. The Company accounts for investment impairments in accordance with ASC 320-10-35-34, Investments – Debt and Equity Securities: Recognition of an Other-Than-Temporary Impairment. Under the guidance for debt securities, OTTI is recognized in earnings for debt securities that the Company has an intent to sell or that the Company believes it is more-likely-than-not that it will be required to sell prior to the recovery of the amortized cost basis. For debt securities classified as HTM that are considered to have OTTI that the Company does not intend to sell and it is more likely than not that the Company will not be required to sell before recovery, the OTTI is separated into an amount representing the credit loss, which is recognized in other income in the Consolidated Statement of Income, and the amount related to all other factors, which is recognized in OCI. OTTI on debt securities and equity securities classified as AFS and non-marketable equity investments are recognized in other income in the Consolidated Statements of Income in the period determined. Impairment is evaluated and to the extent it is credit related amounts are reclassified out of AOCI to other income. If it is not credit related then, the amounts remain in AOCI.

Amortized cost is defined as the original purchase cost, plus or minus any accretion or amortization of a purchase discount or premium. Regardless of the classification of the securities as AFS or HTM, the Company assesses each investment with an unrealized loss for impairment.

Factors considered in determining whether a loss is temporary include:

•the length of time that fair value has been below cost;

•the severity of the impairment or the extent to which fair value has been below cost;

•the cause of the impairment and the financial condition and the near-term prospects of the issuer;

•activity in the market of the issuer that may indicate adverse credit conditions; and

•the Company’s ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery.

The Company’s review for impairment generally includes identification and evaluation of investments that have indications of possible impairment, in addition to:

•analysis of individual investments that have fair values less than amortized cost, including consideration of the length of time the investment has been in an unrealized loss position and the expected recovery period;

•discussion of evidential matter, including an evaluation of factors or triggers that could cause individual investments to qualify as having OTTI and those that would not support OTTI; and

•documentation of the results of these analyses, as required under business policies.

Investments in Restricted Stock

The Company is a member of, and owns capital stock in, the Federal Home Loan Bank (“FHLB”) of San Francisco and the FRB. As a condition of membership, the Company is required to own capital stock in the FHLB based upon outstanding FHLB advances and FRB stock based on a specified ratio relative to the Company’s capital. FHLB and FRB stock may only be sold back to the member institutions at its carrying value and cannot be sold to other parties. For FHLB stock, cash dividends are recorded within interest income when declared by the FHLB. For FRB stock, the Company is legally entitled (without declaration) to a specified dividend paid semi-annually. Dividends are recorded in other interest and dividends in the Consolidated Statements of Income.

Due to the restricted ownership requirements, the Company accounts for its investments in FHLB and FRB stock as a nonmarketable equity stock accounted for under the cost method and reviews the investment for impairment at least annually, or when events or circumstances indicate that their carrying amounts may not be recoverable. The Company’s impairment evaluation considers the long-term nature of the investment, the liquidity position of the member institutions, its recent dividend declarations and the intent and ability to hold this investment for a period of time sufficient to ultimately recover the Company’s recorded investment.

Indemnification Assets

Indemnification Assets

Prior to the acquisition of OneWest Bank by CIT, OneWest Bank, was party to certain shared loss agreements with the FDIC related to its acquisitions of IndyMac Federal Bank, FSB (“IndyMac”), First Federal Bank of California, FSB (“First Federal”) and La Jolla Bank, FSB (“La Jolla”). As part of CITs acquisition of OneWest Bank, CIT is now party to these loss sharing agreements with the FDIC.  The loss sharing agreements generally require CIT Bank, N.A. to obtain FDIC approval prior to transferring or selling loans and related indemnification assets. Eligible losses are submitted to the FDIC for reimbursement when a qualifying loss event occurs (e.g., loan modifications, charge-off of loan balance or liquidation of collateral). Reimbursements approved by the FDIC are usually received within 60 days of submission.

The IndyMac transaction encompassed multiple loss sharing agreements that provided protection from certain losses related to purchased SFR loans and reverse mortgage proprietary loans.  In addition, CIT is party to the FDIC agreement to indemnify OneWest Bank, subject to certain requirements and limitations, for third party claims from the Government Sponsored Enterprises (“GSEs” or “Agencies”) related to IndyMac selling representations and warranties, as well as liabilities arising from the acts or omissions (including, without limitation, breaches of servicer obligations) of IndyMac as servicer.

The loss sharing arrangements related to the First Federal and La Jolla transactions also provide protection from certain losses related to certain purchased assets, specifically the SFR loans.

All of the loss sharing agreements are accounted for as indemnification assets and were initially recognized at estimated fair value as of the acquisition date based on the discounted present value of expected future cash flows under the respective loss sharing agreements pursuant to ASC 805. As of the acquisition date, the First Federal loss share agreement had a zero fair value given the expiration of the commercial loan portion in December 2014 and management’s expectation not to reach the first stated threshold for the SFR mortgage loan portion, which expires in December 2019. As of the acquisition date, the La Jolla loss share agreement had a negligible indemnification asset value.  Under the La Jolla loss share agreement, the FDIC indemnifies the eligible credit losses for SFR and commercial loans. Unlike SFR mortgage loan claim submissions, which do not take place until the loss is incurred through the conclusion of the foreclosure process, commercial loan claims are submitted to and paid by the FDIC at the time of charge-off.  Similar to the First Federal agreement, the commercial loan portion expired prior to the acquisition date (expired March 2015).

On a subsequent basis, the indemnification asset is measured on the same basis of accounting as the indemnified loans (e.g., as PCI loans under the effective yield method). A yield is determined based on the expected cash flows to be collected from the FDIC over the recorded investment. The expected cash flows on the indemnification asset are reviewed and updated on a quarterly basis.

Changes in expected cash flows caused by changes in market interest rates or by prepayments of principal are recognized as adjustments to the effective yield on a prospective basis in interest income. In some cases, the cash flows expected to be collected from the indemnified loans may improve so that the related indemnification asset is no longer expected to be fully recovered. For PCI loans with an associated indemnification asset, if the increase in expected cash flows is recognized through a higher yield, a lower and potentially negative yield (i.e. due to a decline in expected cash flows in excess of the current carrying value) is applied to the related indemnification asset to mirror an accounting offset for the indemnified loans. Any negative yield is determined based on the remaining term of the indemnification agreement. Both accretion (positive yield) and amortization (negative yield) from the indemnification asset are recognized in interest income on loans over the lesser of the contractual term of the indemnification agreement or the remaining life of the indemnified loans. A decrease in expected cash flows is recorded in the indemnification asset for the portion that previously was expected to be reimbursed from the FDIC resulting in an increase in the Provision for credit losses that was previously recorded in the Allowance for loan losses.

In connection with the IndyMac transaction, the Company has an indemnification receivable for estimated reimbursements due from the FDIC for loss exposure arising from breach in origination and servicing obligations associated with covered reverse mortgage loans prior to March 2009 pursuant to the loss share agreement with the FDIC.  The indemnification receivable uses the same assumptions used to measure the indemnified item (contingent liability) subject to management’s assessment of the collectability of the indemnification asset and any contractual limitations on the indemnified amount.

In connection with the La Jolla transaction, the Company recorded a separate FDIC true-up liability for an estimated payment due to the FDIC at the expiry of the loss share agreement, given the estimated cumulative losses of the acquired covered assets are projected to be lower than the cumulative losses originally estimated by the FDIC at inception of the loss share agreement. There is no FDIC true-up liability recorded in connection with the First Federal transaction based on the projected loss estimates at this time. There is also no FDIC true-up liability recorded in connection with the IndyMac transaction as it was not required.  This liability represents contingent consideration to the FDIC and is re-measured at estimated fair value on a quarterly basis, with the changes in fair value recognized in noninterest expense.

For further discussion, see Note 5 — Indemnification Assets.

Goodwill And Intangible Assets

Goodwill and Intangible Assets

The Company’s goodwill primarily represented the excess of the purchase prices paid for acquired businesses over the respective fair value of net asset values acquired. The goodwill was assigned to reporting units at the date the goodwill was initially recorded. Once the goodwill was assigned to the reporting unit level, it no longer retained its association with a particular transaction, and all of the activities within the reporting unit, whether acquired or internally generated, are available to support the value of goodwill.

A portion of the Goodwill balance also resulted from the excess of reorganization equity value over the fair value of tangible and identifiable intangible assets, net of liabilities, in connection with the Company’s emergence from bankruptcy in December 2009.

Goodwill is not amortized but it is subject to impairment testing at the reporting unit on an annual basis, or more often if events or circumstances indicate there may be impairment. The Company follows guidance in ASC 350, Intangibles – Goodwill and Other that includes the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount before performing the two-step impairment test. Examples of qualitative factors to assess include macroeconomic conditions, industry and market considerations, market changes affecting the Company’s products and services, overall financial performance, and company specific events affecting operations.

If the Company does not perform the qualitative assessment or upon performing the qualitative assessment concludes that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, CIT would be required to perform the first step of the two-step goodwill impairment test for that reporting unit. The first step involves comparing the fair value of the reporting unit with its carrying value, including goodwill as measured by allocated equity. If the fair value of the reporting unit exceeds its carrying value, goodwill in that unit is not considered impaired. However, if the carrying value exceeds its fair value, step two must be performed to assess potential impairment. In step two, the implied fair value of the reporting unit’s goodwill (the reporting unit’s fair value less its carrying amount, excluding goodwill) is compared with the carrying amount of the goodwill. An impairment loss would be recorded in the amount that the carrying amount of goodwill exceeds its implied fair value. Reporting unit fair values are primarily estimated using discounted cash flow models. See Note 26 – Goodwill and Intangible Assets for further details.

Intangible assets relate to acquisitions and the remaining amount from fresh start accounting (“FSA”) adjustments.  Intangible assets have finite lives and as detailed in Note 26 — Goodwill and Intangible Assets, depending on the component, are amortized on an accelerated or straight line basis over the estimated useful lives. Amortization expense for the intangible assets is recorded in operating expenses.

The Company reviews intangible assets for impairment annually or when events or circumstances indicate that their carrying amounts may not be recoverable. Impairment is recognized by writing down the asset to the extent that the carrying amount exceeds the estimated fair value, with any impairment recorded in operating expense.

Other Assets

Other Assets

Tax Credit Investments

As a result of the OneWest Transaction, the Company has investments in limited liability entities that were formed to operate qualifying affordable housing projects, and other entities that make equity investments, provide debt financing or support community-based investments in tax-advantaged projects.  Certain affordable housing investments qualify for credit under the Community Reinvestment Act (“CRA”), which requires regulated financial institutions to help meet the credit needs of the local communities in which they are chartered, particularly in neighborhoods with low or moderate incomes.  These tax credit investments provide tax benefits to investors primarily through the receipt of federal and/or state income tax credits or tax benefits in the form of tax deductible operating losses or expenses.

The Company invests as a limited partner and its ownership amount in each limited liability entity varies. As a limited partner, the Company is not the PB as it does not meet the power criterion, i.e., no power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and has no direct ability to unilaterally remove the general partner.  Accordingly, the Company is not required to consolidate these entities on its financial statements.  For further discussion on VIEs, see Note 10 — Borrowings.

These tax credit investments, including the commitment to contribute additional capital over the term of the investment, were recorded at fair value at the acquisition date pursuant to ASC 805 – Business Combinations.  On a subsequent basis, these investments are accounted for under the equity method.  Under the equity method, the Company’s investments are adjusted for the Company’s share of the investee’s net income or loss for the period. Any dividends or distributions received are recorded as a reduction of the recorded investment. The tax credits generated from investments in affordable housing projects and other tax credit investments are recognized on the consolidated financial statements to the extent they are utilized on the Company’s income tax returns through the tax provision.

Tax credit investments are evaluated for potential impairment at least annually, or more frequently, when events or conditions indicate that it is deemed probable that the Company will not recover its investment. Potential indicators of impairment might arise when there is evidence that some or all tax credits previously claimed by the limited liability entities would be recaptured, or that expected remaining credits would no longer be available to the limited liability entities.  If an investment is determined to be impaired, it is written down to its estimated fair value and the new cost basis of the investment is not adjusted for subsequent recoveries in value.

These investments are included within other assets and any impairment loss would be recognized in other income.

FDIC Receivable

In connection with the OneWest Transaction, the Company has a receivable from the FDIC representing a secured interest in certain homebuilder, home construction and lot loans. The secured interest entitles the Company to 40% of the underlying cash flows.  The Company elected to measure the FDIC Receivable at estimated fair value under the fair value option. The fair value is estimated based on cash flows expected to be collected from the Company’s participation interest in the underlying collateral. The modeled underlying cash flows include estimated amounts expected to be collected from repayment of loan principal and interest and net proceeds from property liquidations through the clean up call date (when the portfolio falls below 10% of the original unpaid principal balance or March 2016) controlled by the FDIC whereby the underlying assets shall be sold six months from the earliest call date (September 2016).  These cash flows are offset by amounts paid for servicing expenses, management fees, and liquidation expenses. The Company recognizes interest income on the FDIC receivable on an effective yield basis over the expected remaining life under the accretable yield method pursuant to ASC 310-30. The gains and losses from changes in the estimated fair value of the asset is recorded separately in other income. For further discussion, see Note 13 — Fair Value.

Other Real Estate Owned

Other real estate owned (“OREO”) represents collateral acquired from the foreclosure of secured loans and is being actively marketed for sale. These assets are initially recorded at the lower of cost or market value less disposition costs. Estimated market value is generally based upon independent appraisals or broker price opinions, which are then modified based on assumptions and expectations that are determined by management. Any write-down as a result of differences between carrying and market value on the date of transfer from loan classification is charged to the allowance for credit losses.

Subsequently, the assets are recorded at the lower of its carrying value or estimated fair value less disposition costs. If the property or other collateral has lost value subsequent to foreclosure, a valuation allowance (contra asset) is established, and the charge is recorded in other income. OREO values are reviewed on a quarterly basis and subsequent declines in estimated fair value are recognized in earnings in the current period. Holding costs are expensed as incurred and reflected in operating expenses.  Upon disposition of the property, any difference between the proceeds received and the carrying value is booked to gain or loss on disposition recorded in other income.

Property and Equipment

Property and equipment are included in other assets and are carried at cost less accumulated depreciation and amortization. Depreciation is expensed using the straight-line method over the estimated service lives of the assets. Estimated service lives generally range from 3 to 7 years for furniture, fixtures and equipment and 20 to 40 years for buildings. Leasehold improvements are amortized over the term of the respective lease or the estimated useful life of the improvement, whichever is shorter.

Servicing Advances

The Company is required to make servicing advances in the normal course of servicing mortgage loans. These advances include customary, reasonable and necessary out-of-pocket costs incurred in the performance of its servicing obligation. They include advances related to mortgage insurance premiums, foreclosure activities, funding of principal and interest with respect to mortgage loans held in connection with a securitized transaction and taxes and other assessments which are or may become a lien upon the mortgage property. Servicing advances are generally reimbursed from cash flows collected from the loans.

As the servicer of securitizations of loans or equipment leases, the Company may be required to make servicing advances on behalf of obligors if the Company determines that any scheduled payment was not received prior to the end of the applicable collection period. Such advances may be limited by the Company based on its assessment of recoverability of such amounts in subsequent collection periods. The reimbursement of servicing advances to the Company is generally prioritized over the distribution of any payments to the investors in the securitizations.

A receivable is recognized for the advances that are expected to be reimbursed, while a loss is recognized in operating expenses for advances that are not expected to be reimbursed. Advances not collected are generally due to payments made in excess of the limits established by the investor or as a result of servicing errors. For loans serviced for others, servicing advances are accrued through liquidation regardless of delinquency status. Any accrued amounts that are deemed uncollectible at liquidation are written off against existing reserves. Any amounts outstanding 180 days post liquidation are written off against established reserves.  Due to the Company’s planned exit of third party servicing operations, the servicing advances for third party serviced reverse mortgage loans are designated as Assets of discontinued operations held for sale.

Derivative Financial Instruments

Derivative Financial Instruments

The Company manages economic risk and exposure to interest rate and foreign currency risk through derivative transactions in over-the-counter markets with other financial institutions. The Company also offers derivative products to its customers in order for them to manage their interest rate and currency risks. The Company does not enter into derivative financial instruments for speculative purposes.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) includes measures to broaden the scope of derivative instruments subject to regulation by requiring clearing and exchange trading of certain derivatives, and imposing margin, reporting and registration requirements for certain market participants. Since the Company does not meet the definition of a Swap Dealer or Major Swap Participant under the Dodd-Frank Act, the reporting and clearing obligations, which became effective April 10, 2013, apply to a limited number of derivative transactions executed with its lending customers in order to manage their interest rate risk.

Derivatives utilized by the Company may include swaps, forward settlement contracts and options contracts. A swap agreement is a contract between two parties to exchange cash flows based on specified underlying notional amounts, assets and/or indices. Forward settlement contracts are agreements to buy or sell a quantity of a financial instrument, index, currency or commodity at a predetermined future date, and rate or price. An option contract is an agreement that gives the buyer the right, but not the obligation, to buy or sell an underlying asset from or to another party at a predetermined price or rate over a specific period of time.

The Company documents, at inception, all relationships between hedging instruments and hedged items, as well as the risk management objectives and strategies for undertaking various hedges. Upon executing a derivative contract, the Company designates the derivative as either a qualifying hedge or non-qualifying hedge. The designation may change based upon management’s reassessment of circumstances. Upon de-designation or termination of a hedge relationship, changes in fair value of the derivative is reflected in earnings.

The Company utilizes cross-currency swaps and foreign currency forward contracts to hedge net investments in foreign operations. These transactions are classified as foreign currency net investment hedges with resulting gains and losses reflected in AOCI. For hedges of foreign currency net investment positions, the “forward” method is applied whereby effectiveness is assessed and measured based on the amounts and currencies of the individual hedged net investments versus the notional amounts and underlying currencies of the derivative contract. For those hedging relationships where the critical terms of the underlying net investment and the derivative are identical, and the credit-worthiness of the counterparty to the hedging instrument remains sound, there is an expectation of no hedge ineffectiveness so long as those conditions continue to be met.

The Company also enters into foreign currency forward contracts to manage the foreign currency risk associated with its non-U.S. subsidiaries’ funding activities and designates these as foreign currency cash flow hedges for which certain components are reflected in AOCI and others recognized in noninterest income when the underlying transaction impacts earnings.

The company uses foreign currency forward contracts, interest rate swaps, cross currency interest rate swaps, and options to hedge interest rate and foreign currency risks arising from its asset and liability mix. These are treated as economic hedges.

The Company also provides interest rate derivative contracts to support the business requirements of its customers (“customer-related positions”). The derivative contracts include interest rate swap agreements and interest rate cap and floor agreements wherein the Company acts as a seller of these derivative contracts to its customers. To mitigate the market risk associated with these customer derivatives, the Company enters into similar offsetting positions with broker-dealers.

All derivative instruments are recorded at their respective fair value. Derivative instruments that qualify for hedge accounting are presented in the balance sheet at their fair values in other assets or other liabilities, with changes in fair value (gains and losses) of cash flow hedges deferred in AOCI, a component of equity. For qualifying derivatives with periodic interest settlements, e.g. interest rate swaps, interest income or interest expense is reported as a separate line item in the statement of income. Derivatives that do not qualify for hedge accounting are also presented in the balance sheet in other assets or other liabilities, but with their resulting gains or losses recognized in other income. For non-qualifying derivatives with periodic interest settlements, the Company reports interest income with other changes in fair value in other income.

Fair value is based on dealer quotes, pricing models, discounted cash flow methodologies, or similar techniques for which the determination of fair value may require significant management judgment or estimation. The fair value of the derivative is reported on a gross-by-counterparty basis. Valuations of derivative assets and liabilities reflect the value of the instrument including the Company’s and counterparty’s credit risk.

CIT is exposed to credit risk to the extent that the counterparty fails to perform under the terms of a derivative. Losses related to credit risk are reflected in other income. The Company manages this credit risk by requiring that all derivative transactions entered into as hedges be conducted with counterparties rated investment grade at the initial transaction by nationally recognized rating agencies, and by setting limits on the exposure with any individual counterparty. In addition, pursuant to the terms of the Credit Support Annexes between the Company and its counterparties, CIT may be required to post collateral or may be entitled to receive collateral in the form of cash or highly liquid securities depending on the valuation of the derivative instruments as measured on a daily basis.

Fair Value

Fair Value

Fair Value Hierarchy

CIT measures the fair value of its financial assets and liabilities in accordance with ASC 820 Fair Value Measurements, which defines fair value, establishes a consistent framework for measuring fair value and requires disclosures about fair value measurements. The Company categorizes its financial instruments, based on the significance of inputs to the valuation techniques, according to the following three-tier fair value hierarchy:

•Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that are accessible at the measurement date. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain other securities that are highly liquid and are actively traded in over-the-counter markets;

•Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments and derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data. This category generally includes derivative contracts and certain loans held-for-sale;

•Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using valuation models, discounted cash flow methodologies or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. This category generally includes highly structured or long-term derivative contracts and structured finance securities where independent pricing information cannot be obtained for a significant portion of the underlying assets or liabilities.

Valuation Process

The Company has various processes and controls in place to ensure that fair value is reasonably estimated. The Company generally determines the estimated fair value of Level 3 assets and liabilities by using internally developed models and, to a lesser extent, prices obtained from third-party pricing services or broker dealers (collectively, third party vendors).

The Company’s internally developed models primarily consist of discounted cash flow techniques, which require the use of relevant observable and unobservable inputs. Unobservable inputs are generally derived from actual historical performance of similar assets or are determined from previous market trades for similar instruments. These unobservable inputs include discount rates, default rates, loss severity and prepayment rates. Internal valuation models are subject to review prescribed by the Company’s model validation policy that governs the use and control of valuation models used to estimate fair value. This policy requires review and approval of significant models by the Company’s model review group, who are independent of the business units and perform model validation. Model validation assesses the adequacy and appropriateness of the model, including reviewing its processing components, logic and output results and supporting model documentation. These procedures are designed to provide reasonable assurance that the model is appropriate for its intended use and performs as expected. Periodic re-assessments of models are performed to ensure that they are continuing to perform as designed. The Company updates model inputs and methodologies periodically as a result of the monitoring procedures in place.

Procedures and controls are in place to ensure new and existing models are subject to periodic validations by the Independent Model Validation Group (IMV). Oversight of the IMV is provided by the Model Governance Committee (“MGC”). All internal valuation models are subject to ongoing review by business unit level management. More complex models, such as those involved in the fair value analysis, are subject to additional oversight, at least quarterly, by the Company’s Valuation Reserve Working Group (“VRWG”), which consists of senior management, which reviews the Company’s valuations for complex instruments.

For valuations involving the use of third party vendors for pricing of the Company’s assets and liabilities, or those of potential acquisitions, the Company performs due diligence procedures to ensure information obtained and valuation techniques used are appropriate. The Company monitors and reviews the results (e.g. non-binding broker quotes and prices) from these third party vendors to ensure the estimated fair values are reasonable. Although the inputs used by the third party vendors are generally not available for review, the Company has procedures in place to provide reasonable assurance that the relied upon information is complete and accurate. Such procedures may include, as available and applicable, comparison with other pricing vendors, corroboration of pricing by reference to other independent market data and investigation of prices of individual assets and liabilities.

Fair Value Option

Certain MBS securities acquired in the OneWest Transaction are carried at fair value with changes recorded in net income. Unrealized gains and losses are reflected as part of the overall changes in fair value. The Company recognizes interest income on an effective yield basis over the expected remaining life under the accretable yield method pursuant to ASC 310-30.Unrealized and realized gains or losses are reflected in other income. The determination of fair value for these securities is discussed in Note 13 – Fair Value.

In connection with the OneWest Transaction, the Company acquired a receivable from the FDIC representing a secured interest in certain homebuilder, home construction and lot loans. The secured interest entitles the Company to 40% of the underlying cash flows. The Company elected to measure the FDIC Receivable at estimated fair value under the fair value option. The Company recognizes interest income on the FDIC receivable on an effective yield basis over the expected remaining life under the accretable yield method pursuant to ASC 310-30. The gains and losses from changes in the estimated fair value of the asset is recorded separately in other income. For further discussion regarding the determination of fair value, see Note 13 — Fair Value.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are recognized for the expected future taxation of events that have been reflected in the consolidated financial statements. Deferred tax assets and liabilities are determined based on the differences between the book values and the tax basis of particular assets and liabilities, using tax rates in effect for the years in which the differences are expected to reverse. A valuation allowance is provided to reduce the reported amount of any net deferred tax assets of a reporting entity if, based upon the relevant facts and circumstances, it is more likely than not that some or all of the deferred tax assets will not be realized. Additionally, in certain situations, it may be appropriate to write-off the deferred tax asset against the valuation allowance. This reduces the valuation allowance and the amount of the respective gross deferred tax asset that is disclosed.  A write-off might be appropriate if there is only a remote likelihood that the reporting entity will ever utilize its respective deferred tax assets, thereby eliminating the need to disclose the gross amounts.

The Company is subject to the income tax laws of the United States, its states and municipalities and those of the foreign jurisdictions in which the Company operates. These tax laws are complex, and the manner in which they apply to the taxpayer’s facts is sometimes open to interpretation. Given these inherent complexities, the Company must make judgments in assessing the likelihood that a beneficial income tax position will be sustained upon examination by the taxing authorities based on the technical merits of the tax position. An income tax benefit is recognized only when, based on management’s judgment regarding the application of income tax laws, it is more likely than not that the tax position will be sustained upon examination. The amount of benefit recognized for financial reporting purposes is based on management’s best judgment of the most likely outcome resulting from examination given the facts, circumstances and information available at the reporting date. The Company adjusts the level of unrecognized tax benefits when there is new information available to assess the likelihood of the outcome. Liabilities for uncertain income tax positions are included in current taxes payable, which is reflected in accrued liabilities and payables. Accrued interest and penalties for unrecognized tax positions are recorded in income tax expense.

Other Comprehensive Income/Loss

Other Comprehensive Income/Loss

Other Comprehensive Income/Loss includes unrealized gains and losses, unless other than temporarily impaired, on AFS investments, foreign currency translation adjustments for both net investment in foreign operations and related derivatives designated as hedges of such investments, changes in fair values of derivative instruments designated as hedges of future cash flows and certain pension and postretirement benefit obligations, all net of tax.

Foreign Currency Translation

Foreign Currency Translation

In addition to U.S. operations, the Company has operations in Canada, Europe and other jurisdictions. The functional currency for foreign operations is generally the local currency, other than in the Aerospace business in which the U.S. dollar is typically the functional currency. The value of assets and liabilities of the foreign operations is translated into U.S. dollars at the rate of exchange in effect at the balance sheet date. Revenue and expense items are translated at the average exchange rates during the year. The resulting foreign currency translation gains and losses, as well as offsetting gains and losses on hedges of net investments in foreign operations, are reflected in AOCI. Transaction gains and losses resulting from exchange rate changes on transactions denominated in currencies other than the functional currency are included in Other income.

Pension and Other Postretirement Benefit

Pension and Other Postretirement Benefits

CIT has both funded and unfunded noncontributory defined benefit pension and postretirement plans covering certain U.S. and non-U.S. employees, each of which is designed in accordance with the practices and regulations in the related countries.

Recognition of the funded status of a benefit plan, which is measured as the difference between plan assets at fair value and the benefit obligation, is included in the balance sheet. The Company recognizes as a component of Other Comprehensive Income, net of tax, the net actuarial gains or losses and prior service cost or credit that arise during the period but are not recognized as components of net periodic benefit cost in the Statements of Income.

Variable Interest Entities

Variable Interest Entities

A VIE is a corporation, partnership, limited liability company, or any other legal structure used to conduct activities or hold assets. These entities: lack sufficient equity investment at risk to permit the entity to finance its activities without additional subordinated financial support from other parties; have equity owners who either do not have voting rights or lack the ability to make significant decisions affecting the entity’s operations; and/or have equity owners that do not have an obligation to absorb the entity’s losses or the right to receive the entity’s returns.

The Company accounts for its VIEs in accordance with Accounting Standards Update (“ASU”) No. 2009-16, Transfers and Servicing (Topic 860) – Accounting for Transfers of Financial Assets and ASU No. 2009-17, Consolidations (Topic 810) – Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities. ASU 2009-17 requires qualified special purpose entities to be evaluated for consolidation and also changed the approach to determining a VIE’s PB and required companies to more frequently reassess whether they must consolidate VIEs. The PB is the party that has both (1) the power to direct the activities of an entity that most significantly impact the VIE’s economic performance; and (2) through its interests in the VIE, the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE.

To assess whether the Company has the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance, the Company considers all facts and circumstances, including its role in establishing the VIE and its ongoing rights and responsibilities. This assessment includes, first, identifying the activities that most significantly impact the VIE’s economic performance; and second, identifying which party, if any, has power over those activities. In general, the parties that make the most significant decisions affecting the VIE (such as asset managers, collateral managers, servicers, or owners of call options or liquidation rights over the VIE’s assets) or have the right to unilaterally remove those decision-makers are deemed to have the power to direct the activities of a VIE.

To assess whether the Company has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Company considers all of its economic interests, including debt and equity investments, servicing fees, and derivative or other arrangements deemed to be variable interests in the VIE. This assessment requires that the Company apply judgment in determining whether these interests, in the aggregate, are considered potentially significant to the VIE. Factors considered in assessing significance include: the design of the VIE, including its capitalization structure; subordination of interests; payment priority; relative share of interests held across various classes within the VIE’s capital structure; and the reasons why the interests are held by the Company.

The Company performs on-going reassessments of: (1) whether any entities previously evaluated under the majority voting-interest framework have become VIEs, based on certain events, and are therefore subject to the VIE consolidation framework; and (2) whether changes in the facts and circumstances regarding the Company’s involvement with a VIE cause the Company’s consolidation conclusion regarding the VIE to change.

When in the evaluation of its interest in each VIE it is determined that the Company is considered the PB, the VIE’s assets, liabilities and non-controlling interests are consolidated and included in the Consolidated Financial Statements. See Note 10 — Borrowings for further details.

Non-Interest Income

Non-interest Income

Non-interest income is recognized in accordance with relevant authoritative pronouncements and includes rental income on operating leases and other income. Other income includes (1) factoring commissions, (2) gains and losses on sales of equipment, (3) fee revenues, including fees on lines of credit, letters of credit, capital markets related fees, agent and advisory fees, service charges on deposit accounts, and servicing fees on loans CIT services for others, (4) gains and losses on loan and portfolio sales, (5) gains and losses on OREO sales, (6) gains and losses on investments, (7) gains and losses on derivatives and foreign currency exchange, (8) impairment on assets held for sale, and (9) other revenues. Other revenues include items that are more episodic in nature, such as gains on work-out related claims, recoveries on acquired loans or loans charged off prior to transfer to AHFS, proceeds received in excess of carrying value on non-accrual accounts held for sale that were repaid or had another workout resolution, insurance proceeds in excess of carrying value on damaged leased equipment, and also includes income from joint ventures.

Non-Interest Expenses

Non-interest Expenses

Non-interest expense is recognized in accordance with relevant authoritative pronouncements and includes deprecation on operating lease equipment, maintenance and other operating expenses, loss on debt extinguishment and operating expenses.

Operating expenses consists of (1) compensation and benefits, (2) technology costs, (3) professional fees, (4) net occupancy expenses, (5) provision for severance and facilities exiting activities, (6) advertising and marketing, (7) amortization of intangible assets, and (8) other expenses.

Stock-Based Compensation

Stock-Based Compensation

Compensation expense associated with equity-based awards is recognized over the vesting period (requisite service period), generally three years, under the “graded vesting” attribution method, whereby each vesting tranche of the award is amortized separately as if each were a separate award. The cost of awards granted to directors in lieu of cash is recognized using the single grant approach with immediate vesting and expense recognition. Expenses related to stock-based compensation are included in operating expenses.

Earnings per Share

Earnings per Share (“EPS”)

Basic EPS is computed by dividing net income by the weighted-average number of common shares outstanding for the period. Diluted EPS is computed by dividing net income by the weighted-average number of common shares outstanding increased by the weighted-average potential impact of dilutive securities. The Company’s potential dilutive instruments primarily include restricted unvested stock grants and performance stock grants. The dilutive effect is computed using the treasury stock method, which assumes the conversion of these instruments. However, in periods when there is a net loss, these shares would not be included in the EPS computation as the result would have an anti-dilutive effect.

Accounting for Costs Associated with Exit or Disposal Activities

Accounting for Costs Associated with Exit or Disposal Activities

A liability for costs associated with exit or disposal activities, other than in a business combination, is recognized when the liability is incurred. The liability is measured at fair value, with adjustments for changes in estimated cash flows recognized in earnings.

Consolidated Statements Of Cash Flows

Consolidated Statements of Cash Flows

Unrestricted cash and cash equivalents includes cash and interest-bearing deposits, which are primarily overnight money market investments and short term investments in mutual funds. The Company maintains cash balances principally at financial institutions located in the U.S. and Canada. The balances are not insured in all cases. Cash and cash equivalents also include amounts at CIT Bank, which are only available for the bank’s funding and investment requirements. Cash inflows and outflows from customer deposits are presented on a net basis. Most factoring receivables are presented on a net basis in the Statements of Cash Flows, as factoring receivables are generally due in less than 90 days.

Cash receipts and cash payments resulting from purchases and sales of loans, securities, and other financing and leasing assets are classified as operating cash flows in accordance with ASC 230-10-45-21 when these assets are originated/acquired and designated specifically for resale.

Activity for loans originated or acquired for investment purposes, including those subsequently transferred to AHFS, is classified in the investing section of the statement of cash flows in accordance with ASC 230-10-45-12 and 230-10-45-13. The vast majority of the Company’s loan originations are for investment purposes. Cash receipts resulting from sales of loans, beneficial interests and other financing and leasing assets that were not specifically originated and/or acquired and designated for resale are classified as investing cash inflows regardless of subsequent classification.

The cash flows related to investment securities and finance receivables (excluding loans held for sale) purchased at a premium or discount are as follows:

•CIT classifies the entire cash flow, including the premium, as investing outflow in the period of acquisition and on a subsequent basis, the premium amortization is classified in investing as a positive adjustment under a constructive receipts model.  Under the constructive receipts model, similar to the cumulative earnings approach, CIT compares the cash receipts to the investment from inception to date.  The Company first allocates cash receipts to operating activities based on earned interest income, with the remaining allocated to Investing activities when received in cash.

•CIT classifies the entire cash flow, net of the discount, as investing outflow in the period of acquisition and on a subsequent basis, the discount accretion is classified in investing as a negative adjustment under a constructive receipts model.  The Company first allocates cash receipts to operating activities based on earned interest income, with the remaining allocated to Investing activities when received in cash.

Restricted cash includes cash on deposit with other banks that are legally restricted as to withdrawal and primarily serve as collateral for certain servicer obligations of the Company. Because the restricted cash result from a contractual requirement to invest cash balances as stipulated, CIT’s change in restricted cash balances is classified as cash flows from (used for) investing activities.

Activity of discontinued operations is included in various line items of the Statements of Cash Flows and summary items are disclosed in Note 2 —  Acquisition and Disposition Activities.

In preparing the interim financial statements for the quarters ended June 30, 2016, March 31, 2016 and September 30, 2015, the Company discovered and corrected immaterial errors impacting the classification of certain immaterial balances between line items and categories presented in the Consolidated Statements of Cash Flows. See Note 29 — Select Quarterly Financial Data (Unaudited) and Note 31 — Statements of Cash Flows for detail.

New Accounting Pronouncements

NEW ACCOUNTING PRONOUNCEMENTS

ASU No. 2016-02, Leases (Topic 842)

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which is intended to increase transparency and comparability of accounting for lease transactions. The ASU will require all leases to be recognized on the balance sheet as lease assets and lease liabilities.

Lessor accounting remains similar to the current model, but updated to align with certain changes to the lessee model (e.g., certain definitions, such as initial direct costs, have been updated) and the new revenue recognition standard. Lease classifications by lessors are similar; operating, direct financing, or sales-type.

Lessees will need to recognize a right-of-use asset and a lease liability for virtually all of their leases. The liability will be equal to the present value of lease payments. The asset will be based on the liability, subject to adjustment, such as for initial direct costs. For income statement purposes, the FASB retained a dual model, requiring leases to be classified as either operating or finance. Classification will be based on criteria that are largely similar to those applied in current lease accounting, but without explicit thresholds.

The ASU will require both quantitative and qualitative disclosures regarding key information about leasing arrangements.

The standard is effective for the Company for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Early adoption is permitted. The new standard must be adopted using a modified retrospective transition, and provides for certain practical expedients. Transition will require application of the new guidance at the beginning of the earliest comparative period presented. CIT is currently evaluating the effect of this ASU on its financial statements and disclosures.

ASU 2016-01: Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities

FASB issued an update that addresses certain aspects of recognition, measurement, presentation and disclosure of financial instruments.  The main objective is enhancing the reporting model for financial instruments to provide users of financial statements with more decision-useful information. The amendments to current GAAP are summarized as follows:

•Supersede current guidance to classify equity securities into different categories (i.e. trading or available-for-sale);

•Require equity investments to be measured at fair value with changes in fair value recognized in net income, rather than other comprehensive income. This excludes those investments accounted for under the equity method,  or those that result in consolidation of the investee;

•Simplify the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment (similar to goodwill);

•Eliminate the requirement to disclose the method(s) and significant assumptions used to estimate fair value that is required to be disclosed for financial instruments measured at amortized cost;

•Require the use of the exit price notion when measuring the fair value of financial instruments for disclosure purposes;

•Require an entity to present separately in other comprehensive income the portion of the change in fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with fair value option for financial instruments;

•Require separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (i.e. securities, or loans and receivables) on the balance sheet or accompanying notes to the financial statements; Clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets.

For public business entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years.  CIT is currently evaluating the impact of adopting this amendment on its financial instruments.

Business Combinations

In September 2015, FASB issued ASU 2015-16, which eliminates the requirement to retrospectively adjust the financial statements for measurement-period adjustments that occur in periods after a business combination is consummated. Two major impacts are the measurement-period adjustments are calculated as if they were known at the acquisition date, but are recognized in the reporting period in which they are determined. Prior period information is not revised and additional disclosures are required about the impact on current-period income statement line items of adjustments that would have been recognized in prior periods if prior period information had been revised.

The measurement period is a reasonable time period after the acquisition date when the acquirer may adjust the provisional amounts recognized for a business combination if the necessary information is not available by the end of the reporting period in which the acquisition occurs. This may occur, for example, when appraisals are required to determine the fair value of plant and equipment or identifiable intangible assets acquired, or when a business combination is consummated near the end of the acquirer’s reporting period.

The measurement period ends as soon as the acquirer receives the information it was seeking, or learns that more information is not obtainable. But in any event, the measurement period cannot continue for more than one year from the acquisition date.

An entity will apply the changes prospectively to adjustments of provisional amounts that occur after the effective date of December 15, 2015. As permitted, CIT early adopted this ASU. Measurement period adjustments recognized subsequent to the OneWest Bank acquisition were recognized. See Note 2 – Acquisition and Disposition Activities.

Debt Issuance Costs

On April 7, 2015, the FASB issued ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs, which requires debt issuance costs to be presented in the balance sheet as a direct deduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount.

Debt issuance costs are specific incremental costs, other than those paid to the lender, that are directly attributable to issuing a debt instrument (i.e., third party costs). Prior to the issuance of the standard, debt issuance costs were required to be presented in the balance sheet as a deferred charge (i.e., an asset).

In August 2015, FASB issued ASU 2015-15, Interest-Imputation of Interest (Subtopic 835-30) Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015 EITF Meeting, an update to clarify ASU 2015-03, which did not address the balance sheet presentation of debt issuance costs that are either (1) incurred before a debt liability is recognized (e.g. before the debt proceeds are received), or (2) associated with revolving debt arrangements. ASU 2015-15 states that the SEC staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing deferred debt issuance costs ratably over the term of the LOC arrangement, regardless of whether there are outstanding borrowings under that LOC arrangement. This standard became effective upon issuance and should be adopted concurrent with the adoption of ASU 2015-03.

In accordance with the new guidance, CIT will reclassify deferred debt costs previously included in other assets to borrowings in the 2016 first quarter and conform prior periods. The adoption of this guidance is not expected to have a significant impact on CIT’s financial statements or disclosures.

Amendments to the Consolidation Analysis

The FASB issued ASU 2015-02, Amendments to the Consolidation Analysis, in February 2015 to improve targeted areas of the consolidation standard and reduce the number of consolidation models. The new guidance changes the way reporting enterprises evaluate whether (a) they should consolidate limited partnerships and similar entities, (b) fees paid to a decision maker or service provider are variable interests in a variable interest entity (“VIE”), and (c) variable interests in a VIE held by related parties of the reporting enterprise require the reporting enterprise to consolidate the VIE. It also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities.

The Board changed the way the voting rights characteristic in the VIE scope determination is evaluated for corporations, which may significantly impact entities for which decision making rights are conveyed though a contractual arrangement.

Under ASU 2015-02:

•More limited partnerships and similar entities will be evaluated for consolidation under the revised consolidation requirements that apply to VIEs.

•Fees paid to a decision maker or service provider are less likely to be considered a variable interest in a VIE.

•Variable interests in a VIE held by related parties of a reporting enterprise are less likely to require the reporting enterprise to consolidate the VIE.

•There is a new approach for determining whether equity at-risk holders of entities that are not similar to limited partnerships have power to direct the entity’s key activities when the entity has an outsourced manager whose fee is a variable interest.

•The deferral of consolidation requirements for certain investment companies and similar entities of the VIE in ASU 2009-17 is eliminated.

The anticipated impacts of the new update include:

•A new consolidation analysis is required for VIEs, including many limited partnerships and similar entities that previously were not considered VIEs.

•It is less likely that the general partner or managing member of limited partnerships and similar entities will be required to consolidate the entity when the other investors in the entity lack both participating rights and kick-out rights.

•Limited partnerships and similar entities that are not VIEs will not be consolidated by the general partner.

•It is less likely that decision makers or service providers involved with a VIE will be required to consolidate the VIE.

•Entities for which decision making rights are conveyed through a contractual arrangement are less likely to be considered VIEs.

•Reporting enterprises with interests in certain investment companies and similar entities that are considered VIEs will no longer evaluate those entities for consolidation based on majority exposure to variability.

The guidance is effective for public business entities for annual and interim periods in fiscal years beginning after December 15, 2015 (i.e. January 1, 2016). A reporting enterprise is permitted to apply either a modified retrospective approach or full retrospective application. The adoption of this guidance on January 1, 2016 did not have a significant impact on CIT’s financial statements or disclosures.

Extraordinary and Unusual Items

The FASB issued ASU 2015-01, Extraordinary and Unusual Items, in January 2015 as part of FASB’s simplification initiative, which eliminates the concept of extraordinary item and the need for entities to evaluate whether transactions or events are both unusual in nature and infrequently occurring.

The ASU precludes (1) segregating an extraordinary item from the results of ordinary operations; (2) presenting separately an extraordinary item on the income statement, net of tax, after income from continuing operations; and (3) disclosing income taxes and earnings-per-share data applicable to an extraordinary item. However, the ASU does not affect the reporting and disclosure requirements for an event or transaction that is unusual in nature or that occurs infrequently. So, although the Company will no longer need to determine whether a transaction or event is both unusual in nature and infrequently occurring, CIT will still need to assess whether items are unusual in nature or infrequent to determine if the additional presentation and disclosure requirements for these items apply.

For all entities, ASU 2015-01 is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods. Adoption of this guidance is not expected to have a significant impact on CIT’s financial statements or disclosures.

Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern

The FASB issued ASU 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern, in August 2014. This ASU describes how entities should assess their ability to meet their obligations and sets disclosure requirements about how this information should be communicated. The standard will be used along with existing auditing standards, and provides the following key guidance:

1.Entities must perform a going concern assessment by evaluating their ability to meet their obligations for a look-forward period of one year from the financial statement issuance date (or date the financial statements are available to be issued).

2.Disclosures are required if it is probable an entity will be unable to meet its obligations within the look-forward period. Incremental substantial doubt disclosure is required if the probability is not mitigated by management’s plans.

3.Pursuant to the ASU, substantial doubt about an entity’s ability to continue as a going concern exists if it is probable that the entity will be unable to meet its obligations as they become due within one year after the date the annual or interim financial statements are issued or available to be issued (assessment date).

The new standard applies to all entities for the first annual period ending after December 15, 2016. Company management is responsible for assessing going concern uncertainties at each annual and interim reporting period thereafter. The adoption of this guidance is not expected to have a significant impact on CIT’s financial statements or disclosures.

Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period

The FASB issued ASU No. 2014-12, Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period, in June 2014.

The ASU directs that a performance target that affects vesting and can be achieved after the requisite service period is a performance condition. That is, compensation cost would be recognized over the required service period if it is probable that the performance condition would be achieved. The total amount of compensation cost recognized during and after the requisite service period would reflect the number of awards that are expected to vest and would be adjusted to reflect those awards that ultimately vest.

The ASU does not require additional disclosures. Entities may apply the amendments in this update either (a) prospectively to all awards granted or modified after the effective date or (b) retrospectively to all awards with performance targets that are outstanding as of the beginning of the earliest annual period presented in the financial statements and to all new or modified awards thereafter. If retrospective transition is adopted, the cumulative effect of applying this ASU as of the beginning of the earliest annual period presented in the financial statements should be recognized as an adjustment to the opening retained earnings balance at that date. Additionally, if retrospective transition is adopted, an entity may use hindsight in measuring and recognizing the compensation cost.

The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those years. Adoption of this guidance did not have a significant impact on CIT’s financial statements or disclosures.

Revenue Recognition

The FASB issued ASU No. 2014-09 - Revenue from Contracts with Customers, in June 2014, which will supersede virtually all of the revenue recognition guidance in GAAP, except as it relates to lease accounting.

The core principle of the five-step model is that a company will recognize revenue when it transfers control of goods or services to customers at an amount that reflects the consideration to which it expects to be entitled in exchange for those goods or services. In doing so, many companies will have to make more estimates and use more judgment than they do under current GAAP. The five-step analysis of transactions, to determine when and how revenue is recognized, includes:

1.Identify the contract with the customer.

2.Identify the performance obligations in the contract.

3.Determine the transaction price.

4.Allocate the transaction price to the performance obligations.

5.Recognize revenue when or as each performance obligation is satisfied.

Companies can choose to apply the standard using either the full retrospective approach or a modified retrospective approach. Under the modified approach, financial statements will be prepared for the year of adoption using the new standard, but prior periods will not be adjusted. Instead, companies will recognize a cumulative catch-up adjustment to the opening balance of retained earnings at the effective date for contracts that still require performance by the company and disclose all line items in the year of adoption as if they were prepared under today’s revenue guidance.

In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which deferred the effective date one year for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period, which means CIT would apply the standard in their SEC filings for the first quarter of 2018. Public companies that choose full retrospective application will need to apply the standard to amounts they report for 2016 and 2017 on the face of their full year 2018 financial statements. CIT is currently reviewing the impact of adoption and has not determined the method of adoption (full retrospective approach or a modified retrospective approach) or the effect of the standard on its ongoing financial reporting.